Main Accounting Practices	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Main Accounting Practices [Abstract]
MAIN ACCOUNTING PRACTICES

NOTE 4 — MAIN ACCOUNTING PRACTICES

Classifications of current and non-current items

In the balance sheet, assets and obligations falling due or expected to be realized within the next year are classified as current items and those maturing or expected to be realized later are classified as non-current items.

Offsets between accounts

As a general rule, in financial statements, neither assets and liabilities, or revenues and expenses are offset against each other, except when offsetting is required or permitted by a Brazilian accounting pronouncement or standard and this offsetting reflects the substance of the transaction.

Functional currency and presentation currency

In line with our review of the operations and business of companies in Brazil, mainly related to the elements to determine its functional currency, the Management concluded that BRL is its functional currency. This conclusion is based on the review of the following indicators:

•        Currency that most influences prices of goods and services in Brazil;

•        Currency of the country, which competitive powers and regulations most influence the determination of the selling price of its products and services;

•        Currency that most influences material and other costs to supply products or services;

•        Currency through which the proceeds of financial activities are substantially obtained; and

•        Currency in which amounts received from operating activities are normally accumulated.

The amounts in US Dollar (USD) presented in the financial statements of the Companies are measured translate from BRL (as the functional currency which is the currency that best reflects the economic environment in which the Company is included and the way it is managed).

Basic financial instruments

The “Company” classifies the following financial instruments as basic financial instruments:

•        Cash and cash equivalents; and

•        Debt instruments.

Debt instruments include accounts receivable and payable and loans payable, and these are valued at the balance sheet dates at amortized cost.

Cash and cash equivalents

Cash and cash equivalents include cash held by the Company, bank deposits with free movement and financial investments with short-term maturities of approximately three months or less from the date of the transaction.

Accounts receivable

Accounts receivable correspond to amounts receivable for the collection of its receivables and respective fees arising from activities in the normal course of the company. Short- term receivables are initially recognized at transaction cost and long-term receivables at cost adjusted to present value. Subsequently, these accounts are measured at amortized cost using the effective interest rate method, net of impairment losses (losses on receivables). The provision is constituted when considered necessary for the management of the Company, in an amount sufficient for the recovery of credits.

Inventory

Inventories are valued at the average cost of acquisition or formation of finished products and are maintained below net realizable value. The cost of finished products consists of purchased raw materials, labor, processing, storage and transport, all related to the process of adapting the products to salable conditions. Losses related to the production process make up the production cost in the respective month.

Property, plant and equipment

All property, plant and equipment items are stated at cost less accumulated depreciation. Cost includes expenditures directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management. Subsequent costs are included in the carrying amount of the asset or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow and the cost of the item can be reliably measured. Any gains and losses on the disposal of an item of property, plant and equipment are recognized in profit or loss. Land is not depreciated.

Depreciation of other assets is calculated using the straight-line method with corporate rates, the estimated useful lives for the current and comparative period are as follows:

•        IT equipment — 5 years

•        Furniture and Utensils — 10 years

•        Machinery and Equipment — 10 years

•        Vehicles — 5 years

Depreciation methods, useful lives and residual values are reviewed at each balance sheet date and adjusted if appropriate.

Reduction to recoverable value

Assets that are subject to depreciation or amortization are reviewed for impairment losses whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized for the amount by which the carrying amount of the asset exceeds its recoverable amount. The latter is the higher of an asset’s fair value less costs to sell and value in use.

Accounts payable to suppliers are obligations payable for goods or services that were acquired from suppliers in the ordinary course of business and are initially recognized at cost and subsequently measured at amortized cost using the effective interest rate method. In practice, they are usually recognized at the corresponding invoice amount.

Loans and financing

Loans and financing are initially recognized at transaction cost, i.e., the present value payable to the creditor and, subsequently, stated at amortized cost. Any difference between the amounts raised and the amount paid is recognized in the statement of income during the period in which the loans are in progress, using the effective interest rate method.

Adjustment to present value of assets and liabilities

Long-term monetary assets and liabilities are monetarily restated and, therefore, are adjusted to their present value. The adjustment to present value of short-term monetary assets and liabilities is calculated and only recorded if considered relevant in relation to the financial statements taken as a whole.

For recording purposes and determination of relevance, the adjustment to present value is calculated taking into account the contractual cash flows and the explicit interest rate, and in certain cases implicit, of the respective assets and liabilities.

Based on the analyzes carried out and Management’s best estimate, the Company concluded that the adjustment to present value of current monetary assets and liabilities is irrelevant in relation to the financial statements taken as a whole and, accordingly, did not register any adjustment.

Other current and non-current assets, liabilities

An asset is recognized in the balance sheet when it is probable that its future economic benefits will be generated in favor of the “Company” and its cost or value can be reliably measured. A liability is recognized in the balance sheet when the “Company” has a legal or constituted obligation as a result of a past event, it being probable that an economic resource will be required to settle it in the future. They are stated at their known or estimated amounts, plus, when applicable, the corresponding income, charges and monetary restatements incurred up to the balance sheet date and, in the case of assets, corrected by provision for losses when necessary.

Provisions

Provisions are recognized when the “Company” has an obligation on the date of the financial statements, as a result of past events; it is probable that an outflow of resources will be required to settle the obligation; and the value has been reliably estimated.

Provisions are measured at the best estimate of the amount required to settle the obligation at the balance sheet date. When the effect of the time value of money is material, the amount of the provision is the present value of the outlay expected to be required to settle the obligation.

Calculation of income

The income of operations is determined in accordance with the accrual basis of accounting, both for the recognition of revenues and expenses.

Revenue recognition

Revenue recognition is a General Accepted Accounting Principle (GAAP) that identifies the specific conditions under which revenue can be recognized by the Company and determines how to account for it. Typically, revenue is recognized when a critical event occurs, when a product or service is delivered to a customer and the cash value is easily measurable for the company.

Revenue accounting is pretty straight-forward when a product is sold and revenue is recognized when the ownership or possession of products is transferred to the customer, but typically when a company takes a long time to produce a product or is financed by the customer, the recognition of revenue may be subject to exceptions.

Revenue recognition principles within a company must also remain constant over time, so historical financials can be reviewed and revised for seasonal trends or inconsistencies.

The revenue recognition principle is also regulated by ASC 606 in USGAAP terms. The revenue recognition principle requires that revenues be recognized in the income statement in the period in which they are transferred/realized and earned — not necessarily when cash is received.

The revenue-generating activity must be fully or essentially completed to be included in revenue during the respective accounting period. In addition, there must be a reasonable level of certainty that payment for the revenue earned will be received. Finally, according to the standard principle, revenue and its associated costs must be reported in the same accounting period.

Accounting Standards Codification (ASC) 606: On May 28, 2014, the Financial Accounting Standards Board (FASB) and the International Accounting Standards Board (IASB) issued Accounting Standards Codification (ASC) 606, referring to revenue from contracts with customers. ASC 606 provides a uniform framework for recognizing revenue from contracts with customers. The old guidance was industry-specific, which created a fragmented policy system. The updated revenue recognition standard is industry-neutral and therefore more transparent. It allows for better comparability of financial statements with standard revenue recognition practices across industries.

There are five steps required to satisfy the updated revenue recognition principle, all of which are followed by the Company:

•        Identify the agreement with the customer;

•        Identify contractual enforcement obligations;

•        Determine the consideration amount/price of the transaction;

•        Allocate the determined amount of consideration/price to the contractual obligations and;

•        Recognize revenue when the performing party satisfies the performance obligation.

In addition, there must be a reasonable level of certainty that payment for the revenue earned will be received. Finally, according to the standard principle, revenue and its associated costs must be reported in the same accounting period.

Revenue from the sale of products is recognized when the control, significant risks and benefits of ownership of the goods are transferred to the buyer, to the extent that it is probable that economic benefits will be generated for BR Brand and when it can be reliably measured. Revenue is measured based on the fair value of the consideration received, excluding discounts, rebates and sales taxes or charges. Revenue from the sale of products is recognized when the tax document is issued, a moment very close to the delivery of the products and respective transfer of ownership (sales contract). Revenue is not recognized if there is significant uncertainty as to its realization.

In logistics terms, revenue recognition also involves controls aimed at ensuring the integrity of transaction records, conditioned to the appropriate moment in which services are provided and recognized by the customer. Considering the volume of transactions involved, portfolio of transport services, logistics and storage management, geographic location of logistics and customer service, revenue recognition involves a high dependence on the proper functioning of the internal controls determined by the Company.

Judgment and use of accounting estimates

The preparation of the financial statements requires that the Company’s management base itself on estimates for the recording of certain transactions that affect the assets and liabilities, revenues and expenses, as well as the disclosure of information about data from its financial statements.

The income from such transactions and information, upon their effective realization in subsequent periods, may differ from these estimates:

I.       Service life and residual value of the property, plant and equipment;

II.     Recoverability of property, plant and equipment, intangible assets and inventories; and

III.    Provisions in general.

Government grants

The government grants received by BR Brands has the nature of tax incentives received from the states determined from the amount of ICMS due and levied on business carried out by units.

BR Brands has tax benefits arising from government grants related to the reduction of the ICMS tax base on the sale of grains (“beans”), which have presumed credit for ICMS purposes.

Consolidated Financial Statements Restated

The Company has updated the disclosures and footnotes related to intangible assets for the fiscal years ended as of December 31, 2024 and 2023, to reflect adjustments required under U.S. GAAP. These adjustments resulted in GAAP adjustments of USD1,166,238 and USD 1,140,815, respectively.

As of December 31, 2023, the Company had recorded USD2,166,010 within its intangible assets account under “other operating assets”. Upon review, the Company determined that this amount included (i) deferred offering costs of USD1,025,195, which represent legal and consulting expenses directly attributable to the Company’s proposed IPO. In accordance with Staff Accounting Bulletin Topic 5, which provides that specific incremental costs directly attributable to a proposed or actual offering of securities may properly be deferred and charged against the gross proceeds of the offering once completed, these costs were reclassified to “Other Assets” (as deferred offering costs), and (ii) research and development (“R&D”) expenses of USD1,140,815 in 2023 and USD 25,423 which were previously capitalized. However, under U.S. GAAP (ASC 730) such R&D costs are required to be expensed and the Company has expensed these R&D costs as required under ASC 730.

These restatements reflect the differences between IFRS, which the Company uses for its local books, and U.S. GAAP, which governs the preparation of the Company’s consolidated financial statements for SEC reporting purposes. Specifically, IAS 38 requires companies to capitalize development expenditures, therefore these costs are capitalized and amortized under IFRS, while ASC 730 requires R&D costs be expensed as incurred.

Considering the GAAP adjustment related to R&D in the amount of USD 1,140,815 in 2023 and USD 25,423 in 2024 that were recorded as R&D costs, and the reclassification adjustments related to deferred offering costs to other assets (current assets) in the amount of USD 1,025,195 in 2023, the Company has restated its consolidated financial statements for the year ended December 31, 2024. The impact on disclosures and footnotes in 2024 were:

BALANCE SHEETS RESTATED

			December 31, 2024
	Notes		Restated	Adjustment	Prior
OTHER CURRENT ASSETS			386,919		386,919
Other Assets	11	(a)	1,025,195	1,025,195	—
Total Current Assets			1,412,114	1,025,195	386,919
OTHER NON-CURRENT ASSETS			248,173	—	248,173
Intangible assets	13	(b)	512,012	(2,191,433)	2,703,445
Total Non-Current Assets			760,185	(2,191,433)	2,951,618
TOTAL ASSETS			2,172,299	(1,166,238)	3,338,537

Total Current Liabilities			6,992,147	—	6,992,147
Total Non-Current Liabilities			53,358	—	53,358
Capital stock			1,012,492	—	1,012,492
Accumulated Losses		(c)	(7,061,973)	(1,166,238)	(5,895,736)
Cumulative translation adjustment (CTA)			1,176,275	—	1,176,275
Negative Total Shareholders’ Equity	19		(4,873,206)	(1,166,238)	(3,706,969)
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY			2,172,299	(1,166,238)	3,338,537

(a)      Reclassification adjustments related to deferred offering costs,

(b)      Reclassification adjustments related to deferred offering costs and GAAP Adjustments related to R&D Costs

(c)      GAAP Adjustments related to R&D Costs,

STATEMENT OF CHANGES TO SHAREHOLDERS’ EQUITY RESTATED

		Total shareholders’ equity
		Restated	Adjustment	Prior
Balance on 12/31/2023		(4,737,033)	(1,140,815)	(3,596,218)
Net Income (Loss) for the year	(a)	(1,627,821)	(25,423)	(1,602,398)
Currency Translation Adjustments		1,491,647	—	1,491,647
Balance on 12/31/2024		(4,873,206)	(1,166,238)	(3,706,969)

(a)      GAAP Adjustments related to R&D Costs

INTANGIBLE ASSETS RESTATED

		December 31, 2024
		Restated	Adjustment	Prior
S,A,P		54,434	—	54,434
Operational		457,578	—	457,578
Other Operational	(a)	—	(2,191,433)	2,191,433
(-) Amortization
Total		512,012	(2,191,433)	2,703,445

(a)      Reclassification adjustments related to deferred offering costs and GAAP Adjustments related to R&D Costs

STOCKHOLDERS’ EQUITY RESTATED

		December 31, 2024
		Restated	Adjustment	Prior
Capital stock		1,012,492	—	1,012,492
Net Loss for the year	(a)	(7,061,973)	(1,166,238)	(5,895,736)
Equity valuations adjustments (CTA)		1,176,275	—	1,176,275
		(4,873,206)	(1,166,238)	(3,706,969)

(a)      GAAP Adjustments related to R&D Costs

NOTE 4 — MAIN ACCOUNTING PRACTICES

Classifications of current and non-current items

In the balance sheet, assets and obligations falling due or expected to be realized within the next year are classified as current items and those maturing or expected to be realized later are classified as non-current items.

Offsets between accounts

As a general rule, in financial statements, neither assets and liabilities, or revenues and expenses are offset against each other, except when offsetting is required or permitted by a Brazilian accounting pronouncement or standard and this offsetting reflects the substance of the transaction.

Functional currency and presentation currency

In line with our review of the operations and business of companies in Brazil, mainly related to the elements to determine its functional currency, the Management concluded that BRL is its functional currency, This conclusion is based on the review of the following indicators:

•        Currency that most influences prices of goods and services in Brazil;

•        Currency of the country, which competitive powers and regulations most influence the determination of the selling price of its products and services;

•        Currency that most influences material and other costs to supply products or services;· Currency through which the proceeds of financial activities are substantially obtained; and

•        Currency in which amounts received from operating activities are normally accumulated.

The amounts in US Dollar (USD) presented in the financial statements of the Companies are measured translate from BRL (as the functional currency which is the currency that best reflects the economic environment in which the Company is included and the way it is managed).

Basic financial instruments

The “Company” classifies the following financial instruments as basic financial instruments:

•        Cash and cash equivalents; and,

•        Debt instruments.

Debt instruments include accounts receivable and payable and loans payable, and these are valued at the balance sheet dates at amortized cost.

Cash and cash equivalents

Cash and cash equivalents include cash held by the “Company”, bank deposits with free movement and financial investments with short-term maturities of approximately three months or less from the date of the transaction.

Accounts receivable

Accounts receivable correspond to amounts receivable for the collection of its receivables and respective fees arising from activities in the normal course of the company, Short- term receivables are initially recognized at transaction cost and long-term receivables at cost adjusted to present value, Subsequently, these accounts are measured at amortized cost using the effective interest rate method, net of impairment losses (losses on receivables), The provision is constituted when considered necessary for the management of the “Company”, in an amount sufficient for the recovery of credits.

Inventory

Inventories are valued at the average cost of acquisition or formation of finished products and are maintained below net realizable value, The cost of finished products consists of purchased raw materials, labor, processing, storage and transport, all related to the process of adapting the products to salable conditions, Losses related to the production process make up the production cost in the respective month.

Property, plant and equipment

All property, plant and equipment items are stated at cost less accumulated depreciation, Cost includes expenditures directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management, Subsequent costs are included in the carrying amount of the asset or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow and the cost of the item can be reliably measured, Any gains and losses on the disposal of an item of property, plant and equipment are recognized in profit or loss, Land is not depreciated.

Depreciation of other assets is calculated using the straight-line method with corporate rates, the estimated useful lives for the current and comparative period are as follows:

•        IT equipment – 5 years

•        Furniture and Utensils – 10 years

•        Machinery and Equipment – 10 years

•        Vehicles – 5 years

Depreciation methods, useful lives and residual values are reviewed at each balance sheet date and adjusted if appropriate.

Reduction to recoverable value

Assets that are subject to depreciation or amortization are reviewed for impairment losses whenever events or changes in circumstances indicate that the carrying amount may not be recoverable, An impairment loss is recognized for the amount by which the carrying amount of the asset exceeds its recoverable amount, The latter is the higher of an asset’s fair value less costs to sell and value in use.

Accounts payable to suppliers are obligations payable for goods or services that were acquired from suppliers in the ordinary course of business and are initially recognized at cost and subsequently measured at amortized cost using the effective interest rate method, In practice, they are usually recognized at the corresponding invoice amount.

Loans and financing

Loans and financing are initially recognized at transaction cost, i,e,, the present value payable to the creditor and, subsequently, stated at amortized cost, Any difference between the amounts raised and the amount paid is recognized in the statement of income during the period in which the loans are in progress, using the effective interest rate method.

Adjustment to present value of assets and liabilities

Long-term monetary assets and liabilities are monetarily restated and, therefore, are adjusted to their present value, The adjustment to present value of short-term monetary assets and liabilities is calculated and only recorded if considered relevant in relation to the financial statements taken as a whole.

For recording purposes and determination of relevance, the adjustment to present value is calculated taking into account the contractual cash flows and the explicit interest rate, and in certain cases implicit, of the respective assets and liabilities.

Based on the analyzes carried out and Management’s best estimate, the “Company” concluded that the adjustment to present value of current monetary assets and liabilities is irrelevant in relation to the financial statements taken as a whole and, accordingly, did not register any adjustment.

Other current and non-current assets, liabilities

An asset is recognized in the balance sheet when it is probable that its future economic benefits will be generated in favor of the “Company” and its cost or value can be reliably measured, A liability is recognized in the balance sheet when the “Company” has a legal or constituted obligation as a result of a past event, it being probable that an economic resource will be required to settle it in the future, They are stated at their known or estimated amounts, plus, when applicable, the corresponding income, charges and monetary restatements incurred up to the balance sheet date and, in the case of assets, corrected by provision for losses when necessary.

Provisions

Provisions are recognized when the “Company” has an obligation on the date of the financial statements, as a result of past events; it is probable that an outflow of resources will be required to settle the obligation; and the value has been reliably estimated.

Provisions are measured at the best estimate of the amount required to settle the obligation at the balance sheet date, When the effect of the time value of money is material, the amount of the provision is the present value of the outlay expected to be required to settle the obligation.

Calculation of income

The income of operations is determined in accordance with the accrual basis of accounting, both for the recognition of revenues and expenses.

Revenue recognition

Revenue recognition is a General Accepted Accounting Principle (GAAP) that identifies the specific conditions under which revenue can be recognized by the Company and determines how to account for it, Typically, revenue is recognized when a critical event occurs, when a product or service is delivered to a customer and the cash value is easily measurable for the company.

Revenue accounting is pretty straight-forward when a product is sold and revenue is recognized when the ownership or possession of products is transferred to the customer, but typically when a company takes a long time to produce a product or is financed by the customer, the recognition of revenue may be subject to exceptions.

Revenue recognition principles within a company must also remain constant over time, so historical financials can be reviewed and revised for seasonal trends or inconsistencies.

The revenue recognition principle is also regulated by ASC 606 in U.S. GAAP terms, The revenue recognition principle requires that revenues be recognized in the income statement in the period in which they are transferred/realized and earned – not necessarily when cash is received.

The revenue-generating activity must be fully or essentially completed to be included in revenue during the respective accounting period, In addition, there must be a reasonable level of certainty that payment for the revenue earned will be received, Finally, according to the standard principle, revenue and its associated costs must be reported in the same accounting period.

Accounting Standards Codification (ASC) 606: On May 28, 2014, the Financial Accounting Standards Board (FASB) and the International Accounting Standards Board (IASB) issued Accounting Standards Codification (ASC) 606, referring to revenue from contracts with customers, ASC 606 provides a uniform framework for recognizing revenue from contracts with customers, The old guidance was industry-specific, which created a fragmented policy system, The updated revenue recognition standard is industry-neutral and therefore more transparent, It allows for better comparability of financial statements with standard revenue recognition practices across industries.

There are five steps required to satisfy the updated revenue recognition principle, all of which are followed by the Company:·

Identify the agreement with the customer;

•        Identify contractual enforcement obligations;

•        Determine the consideration amount/price of the transaction;

•        Allocate the determined amount of consideration/price to the contractual obligations; and

•        Recognize revenue when the performing party satisfies the performance obligation.

In addition, there must be a reasonable level of certainty that payment for the revenue earned will be received, Finally, according to the standard principle, revenue and its associated costs must be reported in the same accounting period.

Revenue from the sale of products is recognized when the control, significant risks and benefits of ownership of the goods are transferred to the buyer, to the extent that it is probable that economic benefits will be generated for BR Brand and when it can be reliably measured, Revenue is measured based on the fair value of the consideration received, excluding discounts, rebates and sales taxes or charges, Revenue from the sale of products is recognized when the tax document is issued, a moment very close to the delivery of the products and respective transfer of ownership (sales contract), Revenue is not recognized if there is significant uncertainty as to its realization.

In logistics terms, revenue recognition also involves controls aimed at ensuring the integrity of transaction records, conditioned to the appropriate moment in which services are provided and recognized by the customer, Considering the volume of transactions involved, portfolio of transport services, logistics and storage management, geographic location of logistics and customer service, revenue recognition involves a high dependence on the proper functioning of the internal controls determined by the Company.

Judgment and use of accounting estimates

The preparation of the financial statements requires that the Company’s management base itself on estimates for the recording of certain transactions that affect the assets and liabilities, revenues and expenses, as well as the disclosure of information about data from its financial statements,

The income from such transactions and information, upon their effective realization in subsequent periods, may differ from these estimates,

I.       Service life and residual value of the property, plant and equipment;

II.     Recoverability of property, plant and equipment, intangible assets and inventories;

III.    Provisions in general.

Government grants

The government grants received by BR Brands has the nature of tax incentives received from the states determined from the amount of ICMS due and levied on business carried out by units.

BR Brands has tax benefits arising from government grants related to the reduction of the ICMS tax base on the sale of grains (“beans”), which have presumed credit for ICMS purposes.

Consolidated Financial Statements Restated

The Company has updated the disclosures and footnotes related to intangible assets for the fiscal years ended as of December 31, 2024 and 2023, to reflect adjustments required under U.S. GAAP. These adjustments resulted in GAAP adjustments of USD1,166,238 and USD 1,140,815, respectively.

As of December 31, 2023, the Company had recorded USD2,166,010 within its intangible assets account under “other operating assets”. Upon review, the Company determined that this amount included (i) deferred offering costs of USD1,025,195, which represent legal and consulting expenses directly attributable to the Company’s proposed IPO. In accordance with Staff Accounting Bulletin Topic 5, which provides that specific incremental costs directly attributable to a proposed or actual offering of securities may properly be deferred and charged against the gross proceeds of the offering once completed, these costs were reclassified to “Other Assets” (as deferred offering costs), and (ii) research and development (“R&D”) expenses of USD1,140,815 in 2023 and USD 25,423 which were previously capitalized. However, under U.S. GAAP (ASC 730) such R&D costs are required to be expensed and the Company has expensed these R&D costs as reqruied under ASC 730.

These restatetments reflect the differences between IFRS, which the Company uses for its local books, and U.S. GAAP, which govens the preparation of the Company’s consolidated financial statements for SEC reporting purposes. Specifically, IAS 38 requires companies to capitalize development expenditures, therefore these costs are capitalized and amortized under IFRS, while ASC 730 requires R&D costs be expensed as incurred.

Considering the GAAP adjustment related to R&D in the amount of USD 1,140,815 in 2023 and USD 25,423 in 2024 that were recorded as R&D costs, and the reclassification adjustments related to deferred offering costs to other assets (current assets) in the amount of USD 1,025,195 in 2023, the Company has restated its consolidated financial statements for the year ended December 31, 2024. The impact on disclosures and footnotes in 2024 were:

BALANCE SHEETS RESTATED

			December 31, 2024			December 31, 2023
	Notes		Restated	Adjustment	Prior	Restated	Adjustment	Prior
OTHERS CURRENT ASSETS			386,919		386,919
Other Assets	11	(a)	1,025,195	1,025,195	—	1,025,195	1,025,195	—
Total Current Assets			386,919	1,025,195	386,919	1,561,956	1,025,195	536,761
OTHERS NON-CURRENT ASSETS			248,173	—	248,173
Intangible assets	13		512,012	(2,191,433)	2,703,445	501,945	(2,166,010)	2,667,955
Total Non-Current Assets			760,185	(2,191,433)	2,951,618	985,237	(2,166,010)	3,151,247
TOTAL ASSETS			2,172,299	(1,166,238)	3,338,537	2,547,193	(1,140,815)	3,688,008

Total Current Liabilities			6,992,147	—	6,992,147	5,943,336	—	5,943,336
Total Non-Current Liabilities			53,358	—	53,358	1,340,890	—	1,340,890
Capital stock			1,012,492	—	1,012,492	1,012,492	—	1,012,492
Accumulated (Losses)			(7,061,973)	(1,166,238)	(5,895,736)	(5,434,153)	(1,140,815)	(4,293,338)
Cumulative translation adjustment (CTA)			1,176,275	—	1,176,275	(315,372)	—	(315,372)
Negative Total Shareholders’ Equity	19		(4,873,206)	(1,166,238)	(3,706,969)	(4,737,033)	(1,140,815)	(3,596,218)
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY			2,172,299	(1,166,238)	3,338,537	2,547,193	(1,140,815)	3,688,008

(a)      Reclassification adjustments related to deferred offering costs.

(b)      Reclassification adjustments related to deferred offering costs and GAAP Adjustments related to R&D Costs

(c)      GAAP Adjustments related to R&D Costs.

INCOME STATEMENT RESTATED

			Year Ended
			December 31, 2024			December 31, 2023
	Notes		Restated	Adjustment	Prior	Restated	Adjustment	Prior
GROSS PROFIT			(8,153)	—	(8,153)	(649,317)	—	(649,317)
OPERATING INCOME (EXPENSES)
General and Administrative Expenses	22		(387,678)	—	(387,678)	(1,784,167)	—	(1,784,167)
Sales expenses	22	(a)	(56,961)	(25,423)	(31,538)	(1,962,985)	(1,140,815)	(822,170)
OPERATING INCOME BEFORE FINANCIAL INCOME			(452,792)	(25,423)	(427,369)	(4,396,469)	(1,140,815)	(3,255,654)
FINANCIAL RESULTS			(1,172,087)		(1,172,087)
NET INCOME (LOSS) BEFORE INCOME TAX			(1,624,879)	(25,423)	(1,599,456)	(5,837,815)	(1,140,815)	(4,697,000)
NET INCOME (LOSS) FOR THE YEAR			(1,627,821)	(25,423)	(1,602,398)	(5,839,344)	(1,140,815)	(4,698,529)
Earnings per share:	26
Basic		(b)	(0.14)	(0.01)	(0.13)	(0.49)	(0.10)	(0.39)
Diluted		(b)	(0.14)	(0.01)	(0.13)	(0.49)	(0.10)	(0.39)
Weighted average shares outstanding	26
Basic			12,000,000	—	12,000,000	12,000,000	—	12,000,000
Diluted			12,512,142	—	12,512,142	12,300,047	196,495	12,103,552
Dividends per common share					—			—

(a)      GAAP Adjustments related to R&D Costs

(b)      Impacts related to earnings per share.

STATEMENT OF CHANGES TO SHAREHOLDERS’ EQUITY RESTATED

		Total shareholders’ equity
		Restated	Adjustment	Prior
Balance on 12/31/2022		1,257,690	—	1,257,690
Net Income (Loss)for the year	(a)	(5,839,344)	(1,140,815)	(4,698,529)
Currency Translation Adjustments		(159,281)	—	(159,281)
Other		3,902	—	3,902
Balance on 12/31/2023		(4,737,033)	(1,140,815)	(3,596,218)
Net Income (Loss)for the year	(b)	(1,627,821)	(25,423)	(1,602,398)
Currency Translation Adjustments		1,491,647	—	1,491,647
Balance on 12/31/2024		(4,873,206)	(1,166,238)	(3,706,969)

(a)      GAAP Adjustments related to R&D Costs

(b)      GAAP Adjustments related to R&D Costs

COMPREHENSIVE INCOME RESTATED

		For Year Ended
		December 31, 2024			December 31, 2023
		Restated	Adjustment	Prior	Restated	Adjustment	Prior
NET INCOME (LOSS)	(a)	(1,627,821)	(25,423)	(1,602,398)	(5,839,344)	(1,140,815)	(4,698,529)
Other comprehensive income (loss), net of tax:		—		—	—		—
Net foreign currency translation (loss) gains		1,491,647	—	1,491,647	(159,281)	—	(159,281)
COMPREHENSIVE INCOME	(a)	(136,174)	(25,423)	(110,751)	(5,998,625)	(1,140,815)	(4,857,810)

(a)      GAAP Adjustments related to R&D Costs

CLASHFLOW STATEMENT RESTATED

		For Year Ended
		December 31, 2024			December 31, 2023
		Restated	Adjustment	Prior	Restated	Adjustment	Prior
Cash Flows From Operating Activities
Loss for the year	(a)	(1,627,821)	(25,423)	(1,602,398)	(5,839,344)	(1,140,815)	(4,698,529)

Adjustments to reconcile the income with cash and cash equivalents generated by operating activities		1,874,423		1,874,423	(73,188)		(73,188)

Decreases/(increase) in assets		142,103	—	142,103	4,305,897	—	4,305,897
Other Assets	(b)	—	—	—	(1,025,195)	(1,025,195)	—
(Decreases)/increase in liabilities		(467,061)	—	(467,061)	3,742,745	—	3,742,745
Net cash (used) for provided by operations activities		(78,355)	(25,423)	(52,932)	1,106,983	(2,166,010)	3,272,993
Cash Flows Investing Activities:
Lease		—	—	—	(603,942)	—	(603,942)
Property, Plant And Equipent		1,436	—	1,436	(36,444)	—	(36,444)
Intangible assets	(c)	(10,066)	25,423	—35,489	(343,821)	2,166,010	(2,509,831)
Write-off of fixed assets		—	—	—	9,309	—	9,309
Marketable securities		—	—	—	95,828	—	95,828
Net cash used for investing activities		(8,630)	25,423	(34,053)	(879,070)	2,166,010	(3,045,080)
Cash Flows Financing Activities:
Net cash provided by (used) for financing activities		79,247	—	79,247	(238,623)	—	(238,623)
Decrease in cash and cash equivalents		(7,739)	—	(7,739)	(10,710)	—	(10,710)
Cash and equivalents at the beginning of the year		7,765	—	7,765	18,475	—	18,475
Cash and cash equivalents the end of the year		26	—	26	7,765	—	7,765
Decrease in cash and cash equivalents		(7,739)	—	(7,739)	(10,710)	—	(10,710)

(a)      GAAP Adjustments related to R&D Costs.

(b)      Reclassification adjustments related to deferred offering costs

(c)      Reclassification adjustments related to deferred offering costs and GAAP Adjustments related to R&D Costs

INTANGIBLE ASSETS RESTATED

		December 31, 2024			December 31, 2023
		Restated	Adjustment	Prior	Restated	Adjustment	Prior
S,A,P		54,434	—	54,434	44,367	—	44,367
Operational		457,578	—	457,578	457,578	—	457,578
Other Operational	(a)	—	(2,191,433)	2,191,433	—	(2,166,010)	2,166,010
(-) Amortization		—	—	—	—	—	—
Total		512,012	(2,191,433)	2,703,445	501,945	(2,166,010)	2,667,955

(a)      Reclassification adjustments related to deferred offering costs and GAAP Adjustments related to R&D Costs

STOCKHOLDERS’ EQUITY RESTATED

		December 31, 2024			December 31, 2023
		Restated	Adjustment	Prior	Restated	Adjustment	Prior
Capital stock		1,012,492	—	1,012,492	1,012,492	—	1,012,492
Net Income of the year	(a)	(7,061,973)	(1,166,238)	(5,895,736)	(5,434,153)	(1,140,815)	(4,293,338)
Equity valuations adjustments (CTA)		1,176,275	—	1,176,275	(315,372)	—	(315,372)
		(4,873,206)	(1,166,238)	(3,706,969)	(4,737,033)	(1,140,815)	(3,596,218)

(a)      GAAP Adjustments related to R&D Costs

SALES, GENERAL AND ADMINISTRATIVE EXPENSES RESTATED

		For year ended
		December 31, 2024			December 31, 2023
		Restated	Adjustment	Prior	Restated	Adjustment	Prior
Administrative expenses		(387,678)	—	(387,678)	(1,784,167)	—	(1,784,167)
						—
Sales expenses		(56,960)	(25,423)	(31,537)	(1,960,776)	(1,140,815)	(819,961)
Others Sales Expenses		(31,528)	—	(31,528)	(785,031)	—	(785,031)
General expenses	(a)	(25,432)	(25,423)	(9)	(1,175,745)	(1,140,815)	(34,930)

(a)      GAAP Adjustments related to R&D Costs

EARNINGS PER SHARE RESTATED

	For year ended
	December 31, 2024			December 31, 2023
	Restated	Adjustment	Prior	Restated	Adjustment	Prior
NET INCOME (LOSS) FOR THE YEAR	(1,627,821)	(25,423)	(1,602,398)	(5,839,344)	(1,140,815)	(4,698,529)
	For year ended
	December 31, 2024			December 31, 2023
	Restated	Adjustment	Prior	Restated	Adjustment	Prior
Basic numerator
Net income (loss) allocated to controlling shareholder	(1,627,821)	(25,423)	(1,602,398)	(5,839,344)	(1,140,815)	(4,698,529)
Net income allocated to controlling shareholder	(1,627,821)	(25,423)	(1,602,398)	(5,839,344)	(1,140,815)	(4,698,529)

Basic denominator
Weighted average of shares	12,000,000		12,000,000	12,000,000	—	12,000,000

Basic earnings (loss) per share	(0.14)	(0.01)	(0.13)	(0.49)	(0.10)	(0.39)
Basic earnings per share	(0.14)	(0.01)	(0.13)	(0.49)	(0.10)	(0.39)

Diluted numerator
Net income (loss) allocated to controlling shareholder	(1,627,821)	(25,423)	(1,602,398)	(5,839,344)	(1,140,815)	(4,698,529)
Net income allocated to controlling shareholder	(1,627,821)	(25,423)	(1,602,398)	(5,839,344)	(1,140,815)	(4,698,529)

Diluted denominator
Weighted average of outstanding shares	12,000,000	—	12,000,000	12,000,000	—	12,000,000
Convertible Notes	147,142	—	147,142	143,880	—	143,880
Restricted Stock Units	365,000	—	365,000	172,500	—	172,500
Diluted weighted average of outstanding shares	12,512,142	—	12,512,142	12,316,380	—	12,316,380

Diluted earnings (loss) per share	(0.14)	(0.01)	(0.13)	(0.49)	(0.10)	(0.39)
Diluted earnings per share	(0.14)	(0.01)	(0.13)	(0.49)	(0.10)	(0.39)